Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Genetron Holdings Ltd
Entity Central Index Key	0001782594
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	441,810,100
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Entity Address, Country	CN
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	GTH
Title of 12(b) Security	American depositary shares, each ADS representing five ordinary shares, par value US$0.00002 per share
Security Exchange Name	NASDAQ
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.00002 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true